Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a series of cybersecurity management protocols to address both internal and external threats. These protocols cover various aspects of internal data storage and processing, such as data classification, data desensitization, and data security in the process of software development. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Several groups of specialists with designated responsibilities regularly monitors the performance of our mini programs, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. In addition, to address cybersecurity threats associated with our use of third-party vendors, we generally conduct comprehensive security evaluations prior to engaging them and once engaged, we require them to follow a set of procedures in the course of provision of their service to safeguard our data.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a series of cybersecurity management protocols to address both internal and external threats. These protocols cover various aspects of internal data storage and processing, such as data classification, data desensitization, and data security in the process of software development. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Several groups of specialists with designated responsibilities regularly monitors the performance of our mini programs, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. In addition, to address cybersecurity threats associated with our use of third-party vendors, we generally conduct comprehensive security evaluations prior to engaging them and once engaged, we require them to follow a set of procedures in the course of provision of their service to safeguard our data.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The corporate governance and nominating committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee of our board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity management committee reports to our corporate governance and nominating committee periodically regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations.
Cybersecurity Risk Role of Management [Text Block]	In addition, on the management level, we have established a cybersecurity management committee, which is consisted of nine top executives and one department head, and chaired by our chief executive officer, to oversee and manage cybersecurity related matters and formulate policies as necessary. Five members of our data management committee have relevant experience and knowledge in the field of cybersecurity.

Our cybersecurity management committee reports to our corporate governance and nominating committee periodically regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our cybersecurity management committee will promptly organize personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity management committee shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity management committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Five members of our data management committee have relevant experience and knowledge in the field of cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our cybersecurity management committee will promptly organize personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true